RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Apr. 30, 2026
Right-of-use Assets And Operating Lease Liabilities
SUMMARY OF OPERATING LEASE RIGHT OF USE ASSETS

The carrying amount of the Company’s right of use assets and the movement during the year are as follows:

	2026	2025	2024
As of May 1	$47,184	$-	$-
Addition	30,338	53,925	-
Derecognition upon disposal of Barentsz HK	(44,937)
Amortization expenses(1)	(19,561)	(6,741)	-
As of April 30	$13,024	$47,184	$-

(1)	The right of use assets was amortized over the lease term, i.e. 2 years.

SUMMARY OF OPERATING LEASE LIABILITIES

	2026	2025	2024
As of May 1	$45,325	$-	$-
Addition	30,338	53,925	-
Interest	1,147	887	-
Derecognition upon disposal of Barentsz HK	(43,350)	-	-
Repayment	(20,436)	(9,487)	-
As of April 30	$13,024	$45,325	$-

SCHEDULE OF MATURITY OF LEASE PAYMENTS UNDER OPERATING LEASE LIABILITIES

	2026	2025	2024
Lease payments within a period of more than one year but not more than two years	$-	$18,974	$-
Lease payments within one year	13,282	28,462	-
Less: Interest:	(258)	(2,111)	-
As of April 30	$13,024	$45,325	$-

SCHEDULE OF OPERATING LEASES
	April 30,
	2026	2025	2024
Weighted average discount rate	5.25%	5.25%	-
Weighted average remaining lease term (years)	0.67	1.67	-